Supplement to the
Fidelity® Emerging Markets Fund
Class K
December 30, 2016
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

EMF-K-SUM-17-01 1.9880450.101	November 17, 2017

Supplement to the
Fidelity® Emerging Markets Fund
December 30, 2016
Summary Prospectus

Effective December 18, 2017, the redemption fee for Fidelity® Emerging Markets Fund has been removed.

EMF-SUM-17-01 1.9886591.100	November 17, 2017